Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of composition of share capital
	December 31, 2016			December 31, 2017
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,297,402	14,728,782	25,000,000	15,307,402	14,738,782